Segment Information - Schdule of Identifiable Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schdule of Identifiable Assets [Line Items]
Total assets	$ 66,550	$ 63,359	$ 112,270
Falcon’s Creative Group [Member]
Schdule of Identifiable Assets [Line Items]
Total assets		30,930	28,650
Destinations Operations [Member]
Schdule of Identifiable Assets [Line Items]
Total assets		6,964	7,811
PDP [Member]
Schdule of Identifiable Assets [Line Items]
Total assets		22,870	23,688
Sierra Parima [Member]
Schdule of Identifiable Assets [Line Items]
Total assets			41,562
Falcons Beyond Brands [Member]
Schdule of Identifiable Assets [Line Items]
Total assets			4,275
Unallocated Corporate Assets and Intersegment Eliminations [Member]
Schdule of Identifiable Assets [Line Items]
Total assets		$ 2,595	$ 6,284